Income Tax (Expenses)/ Benefits	12 Months Ended
Dec. 31, 2021
Income tax [abstract]
Income Tax (expenses)/ benefits
12	Income tax (expenses)/ benefits

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	(460,720)	(37,027)	(590,668)
Deferred taxation	31,757	102,647	(53,812)

Income tax (expenses)/ benefits	(428,963)	65,620	(644,480)

A reconciliation of the expected income tax calculated at the applicable tax rate and profit before taxation, with the actual income tax is as follows:

	Year ended 31 December
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit before income tax	2,656,128	590,778	2,721,086

Expected PRC income tax at the statutory tax rate of 25%	(664,032)	(147,695)	(680,272)
Tax effect of share of profit of investments accounted for using the equity method	239,562	178,685	214,750
Tax effect of other non-taxable income	7,459	54,379	10,782
Tax effect of additional deductions for R&D expenses	7,500	11,863	12,168
Tax effect of non-deductible loss, expenses and costs	(42,906)	(51,543)	(185,945)
True up for final settlement of enterprise income taxes in respect of previous years	2,618	9,188	—
Tax losses for which no deferred income tax asset was recognized	(9,578)	(2,821)	(21,225)
Utilization of previously unrecognized tax losses	30,414	13,564	157
Tax effect of additional deduction for purchasing environmental protection equipment	—	—	12,446
Derecognition of previously recognized tax losses	—	—	(7,341)

Actual income tax (expenses)/ benefits	(428,963)	65,620	(644,480)

The provision for PRC income tax is calculated at the rate of 25% (2019 and 2020: 25%) on the estimated taxable income of the year ended 31 December 2021 determined in accordance with relevant income tax rules and regulations. The Group did not carry out business overseas and therefore does not incur overseas income taxes
.

(a)	Current taxation in the consolidated statement of financial position represents:

	2020	2021
	RMB’000	RMB’000
Income tax payable balance at 1 January	226,269	19,425

Provision for current income tax for the year	37,027	590,668
Payment during the year	(243,871)	(351,627)

Income tax payable balance at 31 December	19,425	258,466

(b)	Movements in deferred tax assets and liabilities are as follows:

	Balance as at 1 January 2020	Deducted/ (charged) to profit or loss	Balance as at 31 December 2020
	RMB’000	RMB’000	RMB’000
Deferred tax assets:

Impairment for bad and doubtful debts and provision for inventories	38,901	18,425	57,326
Provision for impairment losses in property, plant and equipment and construction in progress	207,632	18,803	226,435
Tax losses	1,986	85,813	87,799
Others	88,663	42,323	130,986

	337,182	165,364	502,546

Deferred tax liabilities:
Gains of financial assets at fair value	(4,604)	4,604	—
Difference in depreciation	(178,800)	(104,939)	(283,739)
Capitalization of borrowing costs	(2,946)	903	(2,043)

	(186,350)	(99,432)	(285,782)

Deferred tax assets – net	150,832	101,289	252,121

Deferred tax liabilities – net	—	(35,357)	(35,357)

	Balance as at 1 January 2021	Deducted/ (Charged) to profit or loss	Deducted/ (Charged) to reserves	Balance as at 31 December 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets:

Impairment for bad and doubtful debts and provision for inventories	57,326	(977)	—	56,349
Provision for impairment losses in property, plant and equipment and construction in progress	226,435	131,776	—	358,211
Tax losses	87,799	(87,799)	—	—
Acc rua ls and others	130,986	(48,808)	—	82,178

	502,546	(5,808)	—	496,738

Deferred tax liabilities:

Difference in depreciation	(283,739)	(46,332)	—	(330,071)
Capitalization of borrowing costs	(2,043)	575	—	(1,468)
Derivative financial instruments	—	(2,247)	(12,153)	(14,400)

	(285,782)	(48,004)	(12,153)	(345,939)

Deferred tax assets – net	252,121	(55,825)	(12,153)	184,143

Deferred tax liabilities – net	(35,357)	2,013	—	(33,344)
The Group recognizes deferred tax assets only to the extent that it is probable that future taxable income will be available against which the assets can be utilized. Based on the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets will be utilized, management believes that it is probable the Group will realize the benefits of these temporary differences for which deferred tax assets have been recognized.
(c)	Deferred tax assets not recognized:
As at 31 December 2021, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of the impairment losses on property, plant and equipment amounting to RMB29,969 thousand (31 December 2020: RMB29,969 thousand), because it was not probable that the related tax benefit would be realized.
As at 31 December 2021, certain subsidiaries of the Company did not recognize the deferred tax assets in respect of tax losses of RMB350,574 thousand (31 December 2020: RMB72,699 thousand) carried forward for PRC income tax purpose because it was not probable that the related tax benefit would be realized.
Tax losses carried forward that are not recognized as deferred tax assets will expire in the following years:

	2020	2021
	RMB’000	RMB’000
2022	12,687	65,331
2023	10,415	66,965
2024	38,312	91,901
2025	11,285	41,475
2026	—	84,902

	72,699	350,574